August 12, 2010

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Explorer Fund (the “Trust”) File No. 2-27203

Ladies and Gentlemen:

Enclosed is the 88th Post-Effective Amendment to the Trust's Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this amendment are (1) the board of trustees of Vanguard’s Market Neutral Fund has restructured the Fund’s investment advisory team, removing AXA Rosenberg Investment Management LLC (AXA) as an investment advisor and reallocating the portion previously managed by AXA to The Vanguard Group, Inc., which now serves as the Fund’s sole advisor, and (2) to effect a number of non-material editorial changes.

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, we have designated an effective date of October 14, 2010. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485 (b) filing that will include: (1) text addressing any SEC staff comments; and (2) updated financial statements for each series of the Trust. Pursuant to Rule 485 (d) (2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-2627

Sincerely,

Laura J. Merianos
Senior Counsel
The Vanguard Group, Inc.